PIMCO Funds

Supplement Dated September 29, 2014 to the

Bond Funds Institutional Class, Class P, Administrative Class, Class D, Class A, Class B, Class C

and Class R Prospectus dated July 31, 2014, as supplemented from time to time (the “Prospectus”)

Disclosure Related to the PIMCO Investment Grade Corporate Bond Fund, PIMCO Moderate

Duration Fund, PIMCO Total Return Fund, PIMCO Total Return Fund II, PIMCO Total Return

Fund III, PIMCO Total Return Fund IV and PIMCO Unconstrained Bond Fund (the “Funds”)

Effective September 26, 2014, the PIMCO Moderate Duration Fund is jointly managed by Scott A. Mather and Sudi Mariappa. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the PIMCO Moderate Duration Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly managed by Scott A. Mather and Sudi Mariappa. Mr. Mather is CIO U.S. Core Strategies and a Managing Director of PIMCO. Mr. Mariappa is a Managing Director of PIMCO. Messrs. Mather and Mariappa have jointly managed the Fund since September 2014.

Effective September 26, 2014, each of the PIMCO Total Return Fund, PIMCO Total Return Fund II, PIMCO Total Return Fund III and PIMCO Total Return Fund IV is jointly managed by Scott A. Mather, Mark Kiesel and Mihir Worah. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in each of the PIMCO Total Return Fund’s, PIMCO Total Return Fund II’s, PIMCO Total Return Fund III’s and PIMCO Total Return Fund IV’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly managed by Scott A. Mather, Mark Kiesel and Mihir Worah. Mr. Mather is CIO U.S. Core Strategies. Mr. Kiesel is CIO Global Credit. Mr. Worah is CIO Real Return and Asset Allocation. Each is a Managing Director of PIMCO. Messrs. Mather, Kiesel and Worah have jointly managed the Fund since September 2014.

Effective September 26, 2014, the PIMCO Unconstrained Bond Fund is jointly managed by Saumil Parikh, Mohsen Fahmi and Daniel J. Ivascyn. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the PIMCO Unconstrained Bond Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly managed by Saumil Parikh, Mohsen Fahmi and Daniel J. Ivascyn. Each of Messrs. Parikh, Fahmi and Ivascyn is a Managing Director of PIMCO, and Mr. Ivascyn is Group Chief Investment Officer. Messrs. Parikh, Fahmi and Ivascyn have jointly managed the Fund since September 2014.

Effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the PIMCO Investment Grade Corporate Bond Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by Mark Kiesel. Mr. Kiesel is CIO Global Credit and Managing Director of PIMCO and he has managed the Fund since November 2002.

In addition, effective immediately, disclosure concerning the portfolio managers of the Funds in the table in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO Unconstrained Bond	Mohsen Fahmi	9/14

Managing Director, PIMCO. Mr. Fahmi joined PIMCO in 2014 and is a generalist portfolio manager focusing on global fixed income assets. Prior to joining PIMCO, Mr. Fahmi was with Moore Capital Management, most recently as a senior portfolio manager and previously as chief operating officer. Mr. Fahmi has also previously served as co-head of bond and currency proprietary trading at Tokai Bank Europe, head of leveraged investment at Salomon Brothers and executive director of proprietary trading at Goldman Sachs. Prior to this, he was a proprietary trader for J.P. Morgan in both New York and London, and he also spent seven years as an investment officer at the World Bank in Washington, DC. He has 30 years of investment experience and holds an MBA from Stanford University.

PIMCO Unconstrained Bond	Daniel J. Ivascyn	9/14

Group Chief Investment Officer and Managing Director, PIMCO. Mr. Ivascyn joined PIMCO in 1998, previously having been associated with Bear Stearns in the asset backed securities group, as well as T. Rowe Price and Fidelity Investments.

PIMCO Investment Grade Corporate Bond	Mark Kiesel	11/02

CIO Global Credit and Managing Director, PIMCO. He is a member of the PIMCO Investment Committee, a generalist portfolio manager and the global head of corporate bond portfolio management. He has served as a portfolio manager, head of equity derivatives and as a senior Credit Analyst since joining PIMCO in 1996.

PIMCO Total Return		9/14
PIMCO Total Return II		9/14
PIMCO Total Return III		9/14
PIMCO Total Return IV		9/14

PIMCO Moderate Duration	Sudi Mariappa	9/14

Managing Director, PIMCO. Mr. Mariappa rejoined PIMCO in 2014 from GLG, a London-based hedge fund, where he was a managing director, developing and managing fixed income funds. Previously at PIMCO, Mr. Mariappa was a Managing Director and head of global portfolio management. He also served as senior advisor to PIMCO’s portfolio management group from 2009 – 2011. Prior to joining PIMCO in 2000, he was a managing director for Merrill Lynch in Tokyo, overseeing Japanese government bond and swap derivative trading. He has 27 years of investment experience and holds an MBA, as well as a bachelor’s degree in chemical engineering, from Cornell University.

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO Moderate Duration	Scott A. Mather	9/14	CIO U.S. Core Strategies and Managing Director, PIMCO. Previously he was head of global portfolio management. He joined PIMCO in 1998.
PIMCO Total Return		9/14
PIMCO Total Return II		9/14
PIMCO Total Return III		9/14
PIMCO Total Return IV		9/14

PIMCO Unconstrained Bond	Saumil Parikh	9/14

Managing Director, PIMCO. Mr. Parikh joined PIMCO in 2000, and is a generalist portfolio manager. He is head of macroeconomic research for North America and also serves as a member of the short-term mortgage and global specialist portfolio management teams. Prior to joining PIMCO, he was a financial economist and market strategist at UBS Warburg.

PIMCO Total Return PIMCO Total Return II PIMCO Total Return III PIMCO Total Return IV	Mihir Worah	9/14

CIO Real Return and Asset Allocation and Managing Director, PIMCO. Mr. Worah is a portfolio manager and head of the real return and multi-asset portfolio management teams. Prior to joining PIMCO in 2001, he was a postdoctoral research associate at the University of California, Berkeley, and the Stanford Linear Accelerator Center, where he built models to explain the difference between matter and anti-matter. In 2012 he co-authored “Intelligent Commodity Indexing,” published by McGraw-Hill. He has 12 years of investment experience and holds a Ph.D. in theoretical physics from the University of Chicago.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP1_092914

PIMCO Funds

Supplement Dated September 29, 2014 to the

Equity-Related Strategy Funds Institutional Class, Class P, Administrative Class, Class D, Class A,

Class B, Class C and Class R Prospectus dated July 31, 2014, as supplemented from time to time

(the “Prospectus”)

Disclosure Related to the PIMCO EM Fundamental IndexPLUS® AR Strategy Fund,

PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund, PIMCO Fundamental Advantage

Absolute Return Strategy Fund, PIMCO Fundamental IndexPLUS® AR Fund,

PIMCO International Fundamental IndexPLUS® AR Strategy Fund, PIMCO International

StocksPLUS® AR Strategy Fund (Unhedged), PIMCO Intl Low Volatility RAFI®-PLUS AR Fund,

PIMCO Low Volatility RAFI®-PLUS AR Fund, PIMCO Small Cap StocksPLUS® AR Strategy

Fund, PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund,

PIMCO StocksPLUS® Fund, PIMCO StocksPLUS® Absolute Return Fund, PIMCO StocksPLUS®

AR Short Strategy Fund and PIMCO Worldwide Fundamental Advantage AR Strategy Fund

(the “Funds”)

Effective September 26, 2014, each of the PIMCO EM Fundamental IndexPLUS® AR Strategy Fund, PIMCO Fundamental Advantage Absolute Return Strategy Fund, PIMCO Fundamental IndexPLUS® AR Fund and PIMCO Worldwide Fundamental Advantage AR Strategy Fund is jointly managed by Robert D. Arnott, Saumil Parikh and Mohsen Fahmi.

Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in each of the PIMCO EM Fundamental IndexPLUS® AR Strategy Fund’s, PIMCO Fundamental IndexPLUS® AR Fund’s and PIMCO Worldwide Fundamental Advantage AR Strategy Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. Research Affiliates, LLC serves as the Fund’s sub-adviser. The Fund’s portfolio is jointly managed by Robert D. Arnott, Saumil Parikh and Mohsen Fahmi. Mr. Arnott is the Chairman and Founder of Research Affiliates, LLC. Each of Messrs. Parikh and Fahmi is a Managing Director of PIMCO. Messrs. Arnott, Parikh and Fahmi have jointly managed the Fund since September 2014. Mr. Arnott is responsible for the equity index replication strategy. Messrs. Parikh and Fahmi are jointly responsible for the absolute return strategy.

In addition, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the PIMCO Fundamental Advantage Absolute Return Strategy Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. Research Affiliates, LLC serves as the Fund’s sub-adviser. The Fund’s portfolio is jointly managed by Robert D. Arnott, Saumil Parikh and Mohsen Fahmi. Mr. Arnott is the Chairman and Founder of Research Affiliates, LLC. Each of Messrs. Parikh and Fahmi is a Managing Director of PIMCO. Messrs. Arnott, Parikh and Fahmi have jointly managed the Fund since September 2014. Mr. Arnott is responsible for the equity index strategy. Messrs. Parikh and Fahmi are jointly responsible for the absolute return strategy.

Effective September 26, 2014, each of the PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund, PIMCO Intl Low Volatility RAFI®-PLUS AR Fund and PIMCO Low Volatility RAFI®-PLUS AR Fund is jointly managed by Robert D. Arnott and Sudi Mariappa. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in each of the PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund’s, PIMCO Intl Low Volatility RAFI®-PLUS AR Fund’s and PIMCO Low Volatility RAFI®-PLUS AR Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. Research Affiliates, LLC, serves as the Fund’s sub-adviser. The Fund’s portfolio is jointly managed by Robert D. Arnott and Sudi Mariappa. Mr. Arnott is the

Chairman and Founder of Research Affiliates, LLC, and he has managed the Fund since September 2014. Mr. Mariappa is a Managing Director of PIMCO, and he has managed the Fund since August 2014. Mr. Arnott is responsible for the equity index replication strategy. Mr. Mariappa is responsible for the absolute return strategy.

Effective September 26, 2014, each of the PIMCO International Fundamental IndexPLUS® AR Strategy Fund and PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund is jointly managed by Robert D. Arnott and Saumil Parikh. Therefore, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in each of the PIMCO International Fundamental IndexPLUS® AR Strategy Fund’s and PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. Research Affiliates, LLC, serves as the Fund’s sub-adviser. The Fund’s portfolio is jointly managed by Robert D. Arnott and Saumil Parikh. Mr. Arnott is the Chairman and Founder of Research Affiliates, LLC, and he has managed the Fund since September 2014. Mr. Parikh is a Managing Director of PIMCO, and he has managed the Fund since August 2014. Mr. Arnott is responsible for the equity index replication strategy. Mr. Parikh is responsible for the absolute return strategy.

Effective September 26, 2014, each of the PIMCO International StocksPLUS® AR Strategy Fund (Unhedged), PIMCO Small Cap StocksPLUS® AR Strategy Fund, PIMCO StocksPLUS® Absolute Return Fund and PIMCO StocksPLUS® AR Short Strategy Fund is jointly managed by Saumil Parikh and Mohsen Fahmi. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in each of the PIMCO International StocksPLUS® AR Strategy Fund (Unhedged)’s, PIMCO Small Cap StocksPLUS® AR Strategy Fund’s, PIMCO StocksPLUS® Absolute Return Fund’s and PIMCO StocksPLUS® AR Short Strategy Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly managed by Saumil Parikh and Mohsen Fahmi. Each of Messrs. Parikh and Fahmi is a Managing Director of PIMCO, and Messrs. Parikh and Fahmi have jointly managed the Fund since September 2014.

Effective September 26, 2014, the PIMCO StocksPLUS® Fund is managed by Sudi Mariappa. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the PIMCO StocksPLUS® Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by Sudi Mariappa. Mr. Mariappa is a Managing Director of PIMCO, and he has managed the Fund since September 2014.

In addition, effective immediately, disclosure concerning the portfolio managers of the Funds in the table in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO EM Fundamental IndexPLUS® AR Strategy*	Robert D. Arnott	9/14	Chairman, Founder, Research Affiliates, LLC, since July 2002. Previously, Mr. Arnott was Chairman of First Quadrant, L.P. until April 2004. He joined First Quadrant in April 1988.
PIMCO EMG Intl Low Volatility RAFI®-PLUS AR**		9/14
PIMCO Fundamental Advantage Absolute Return Strategy***		9/14
PIMCO Fundamental IndexPLUS® AR*		9/14

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO International Fundamental IndexPLUS® AR Strategy****		9/14
PIMCO Intl Low Volatility RAFI®-PLUS AR**		9/14
PIMCO Low Volatility RAFI®-PLUS AR**		9/14
PIMCO Small Company Fundamental IndexPLUS® AR Strategy****		9/14
PIMCO Worldwide Fundamental Advantage AR Strategy*		9/14

PIMCO EM Fundamental IndexPLUS® AR Strategy*	Saumil Parikh	9/14

Managing Director, PIMCO. Mr. Parikh joined PIMCO in 2000, and is a generalist portfolio manager. He is head of macroeconomic research for North America and also serves as a member of the short-term mortgage and global specialist portfolio management teams. Prior to joining PIMCO, he was a financial economist and market strategist at UBS Warburg.

PIMCO Fundamental Advantage Absolute Return Strategy***		9/14
PIMCO Fundamental IndexPLUS® AR*		9/14
PIMCO International Fundamental IndexPLUS® AR Strategy****		8/14
PIMCO International StocksPLUS® AR Strategy (Unhedged)		9/14
PIMCO International StocksPLUS® AR Strategy (U.S. Dollar-Hedged)		8/14
PIMCO Small Cap StocksPLUS® AR Strategy		9/14
PIMCO Small Company Fundamental IndexPLUS® AR Strategy****		8/14
PIMCO StocksPLUS® Absolute Return		9/14
PIMCO StocksPLUS® AR Short Strategy		9/14
PIMCO Worldwide Fundamental Advantage AR Strategy*		9/14

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO EM Fundamental IndexPLUS® AR Strategy*	Mohsen Fahmi	9/14

Managing Director, PIMCO. Mr. Fahmi joined PIMCO in 2014 and is a generalist portfolio manager focusing on global fixed income assets. Prior to joining PIMCO, Mr. Fahmi was with Moore Capital Management, most recently as a senior portfolio manager and previously as chief operating officer. Mr. Fahmi has also previously served as co-head of bond and currency proprietary trading at Tokai Bank Europe, head of leveraged investment at Salomon Brothers and executive director of proprietary trading at Goldman Sachs. Prior to this, he was a proprietary trader for J.P. Morgan in both New York and London, and he also spent seven years as an investment officer at the World Bank in Washington, DC. He has 30 years of investment experience and holds an MBA from Stanford University.

PIMCO Fundamental Advantage Absolute Return Strategy***		9/14
PIMCO Fundamental IndexPLUS® AR*		9/14
PIMCO International StocksPLUS® AR Strategy (Unhedged)		9/14
PIMCO Small Cap StocksPLUS® AR Strategy		9/14
PIMCO StocksPLUS® Absolute Return		9/14
PIMCO StocksPLUS® AR Short Strategy		9/14
PIMCO Worldwide Fundamental Advantage AR Strategy*		9/14

PIMCO EMG Intl Low Volatility RAFI®-PLUS AR** PIMCO Intl Low Volatility RAFI®-PLUS AR** PIMCO Low Volatility RAFI®-PLUS AR** PIMCO StocksPLUS®	Sudi Mariappa	8/14

Managing Director, PIMCO. Mr. Mariappa rejoined PIMCO in 2014 from GLG, a London-based hedge fund, where he was a managing director, developing and managing fixed income funds. Previously at PIMCO, Mr. Mariappa was a Managing Director and head of global portfolio management. He also served as senior advisor to PIMCO’s portfolio management group from 2009 – 2011. Prior to joining PIMCO in 2000, he was a managing director for Merrill Lynch in Tokyo, overseeing Japanese government bond and swap derivative trading. He has 27 years of investment experience and holds an MBA, as well as a bachelor’s degree in chemical engineering, from Cornell University.

8/14
8/14
9/14

*	Mr. Arnott is responsible for the equity index replication strategy. Messrs. Parikh and Fahmi are jointly responsible for the absolute return strategy.
**	Mr. Arnott is responsible for the equity index replication strategy. Mr. Mariappa is responsible for the absolute return strategy.
***	Mr. Arnott is responsible for the equity index strategy. Messrs. Parikh and Fahmi are jointly responsible for the absolute return strategy.
****	Mr. Arnott is responsible for the equity index replication strategy. Mr. Parikh is responsible for the absolute return strategy.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP2_092914

PIMCO Funds

Supplement Dated September 29, 2014 to the

International Bond Funds Institutional Class, Class P, Administrative Class, Class D, Class A,

Class B, Class C and Class R Prospectus dated July 31, 2014, as supplemented from time to time

(the “Prospectus”)

Disclosure Related to the PIMCO Foreign Bond Fund (Unhedged),

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged), PIMCO Global Advantage® Strategy Bond

Fund, PIMCO Global Bond Fund (Unhedged) and PIMCO Global Bond Fund (U.S. Dollar-Hedged)

(the “Funds”)

Effective September 26, 2014, each of the PIMCO Foreign Bond Fund (Unhedged), PIMCO Foreign Bond Fund (U.S. Dollar-Hedged), PIMCO Global Bond Fund (Unhedged) and PIMCO Global Bond Fund (U.S. Dollar-Hedged) is jointly managed by Andrew Balls, Sachin Gupta and Lorenzo Pagani. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the PIMCO Foreign Bond Fund (Unhedged)’s, PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)’s, PIMCO Global Bond Fund (Unhedged)’s and PIMCO Global Bond Fund (U.S. Dollar-Hedged)’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly managed by Andrew Balls, Sachin Gupta and Lorenzo Pagani. Mr. Balls is CIO Global and a Managing Director of PIMCO. Mr. Gupta is an Executive Vice President of PIMCO. Dr. Pagani is a Managing Director of PIMCO. Messrs. Balls and Gupta and Dr. Pagani have jointly managed the Fund since September 2014.

Effective September 26, 2014, the PIMCO Global Advantage® Strategy Bond Fund is jointly managed by Andrew Balls, Sachin Gupta and Lupin Rahman. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the PIMCO Global Advantage® Strategy Bond Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly managed by Andrew Balls, Sachin Gupta and Lupin Rahman. Mr. Balls is CIO Global and a Managing Director of PIMCO. Mr. Gupta and Ms. Rahman are Executive Vice Presidents of PIMCO. Mr. Balls has managed the Fund since October 2011, Mr. Gupta has managed the Fund since September 2014, and Ms. Rahman has managed the Fund since January 2014.

In addition, effective immediately, disclosure concerning the portfolio managers of the Funds in the table in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO Foreign Bond (Unhedged)	Andrew Balls	9/14

CIO Global and Managing Director, PIMCO. He joined PIMCO in 2006 and is a member of the Investment Committee and head of European portfolio management. Prior to joining PIMCO, he spent eight years at the Financial Times, most recently as editor of the U.S. Lex column and as chief economics correspondent in Washington, D.C.

PIMCO Foreign Bond (U.S. Dollar-Hedged)		9/14
PIMCO Global Advantage® Strategy Bond		10/11
PIMCO Global Bond (Unhedged)		9/14
PIMCO Global Bond (U.S. Dollar-Hedged)		9/14

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO Foreign Bond (Unhedged)	Sachin Gupta	9/14

Executive Vice President, PIMCO. Mr. Gupta joined PIMCO in 2003. He has previously managed European LDI portfolios and served on the global portfolio management team in PIMCO’s Singapore office. Mr. Gupta has focused on investments in government bonds, sovereign credit derivatives and interest rate derivatives across developed markets. Prior to joining PIMCO, Mr. Gupta was in the fixed income and currency derivatives group at ABN AMRO Bank. He has 17 years of investment experience and holds an MBA from XLRI, India.

PIMCO Foreign Bond (U.S. Dollar-Hedged)		9/14
PIMCO Global Advantage® Strategy Bond		9/14
PIMCO Global Bond (Unhedged)		9/14
PIMCO Global Bond (U.S. Dollar-Hedged)		9/14

PIMCO Foreign Bond (Unhedged)	Lorenzo Pagani	9/14

Managing Director, PIMCO. Dr. Pagani joined PIMCO in 2004 and is a portfolio manager in PIMCO’s Munich office and head of the European government bond and European rates desk. Prior to joining PIMCO, he was with the nuclear engineering department at the Massachusetts Institute of Technology and with Procter & Gamble in Italy.

PIMCO Foreign Bond (U.S. Dollar-Hedged)		9/14
PIMCO Global Bond (Unhedged)		9/14
PIMCO Global Bond (U.S. Dollar-Hedged)		9/14

PIMCO Global Advantage® Strategy Bond	Lupin Rahman	1/14	Executive Vice President, PIMCO. Ms. Rahman joined PIMCO in 2008 and is an emerging markets portfolio manager specializing in sovereign credit, monetary and foreign exchange policy analysis.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP3_092914

PIMCO Funds

Supplement Dated September 29, 2014 to the

Short Duration Strategy Funds Institutional Class, Class M, Class P, Administrative Class, Class D,

Class A, Class B, Class C and Class R Prospectus dated July 31, 2014, as supplemented from time to time

(the “Prospectus”)

Disclosure Related to the PIMCO Low Duration Fund, PIMCO Low Duration Fund II and

PIMCO Low Duration Fund III (the “Funds”)

Effective September 26, 2014, the Funds are jointly managed by Scott A. Mather and Jerome Schneider. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in each Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly managed by Scott A. Mather and Jerome Schneider. Mr. Mather is CIO U.S. Core Strategies and a Managing Director of PIMCO. Mr. Schneider is a Managing Director of PIMCO. Messrs. Mather and Schneider have jointly managed the Fund since September 2014.

In addition, effective immediately, disclosure concerning the portfolio managers of the Funds in the table in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO Low Duration	Scott A. Mather	9/14	CIO U.S. Core Strategies and Managing Director, PIMCO. Previously he was head of global portfolio management. He joined PIMCO in 1998.
PIMCO Low Duration II		9/14
PIMCO Low Duration III		9/14

PIMCO Government Money Market	Jerome Schneider	1/11

Managing Director, PIMCO. Mr. Schneider joined PIMCO in 2008. Prior to joining PIMCO, he served as Senior Managing Director with Bear Stearns, specializing in credit and mortgage-related funding transactions. Mr. Schneider joined Bear Stearns in 1995.

PIMCO Low Duration		9/14
PIMCO Low Duration II		9/14
PIMCO Low Duration III		9/14
PIMCO Money Market		1/11
PIMCO Short Asset Investment		5/12*
PIMCO Short-Term		1/11
PIMCO Treasury Money Market		*

*	Inception of the Fund

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP4_092914

PIMCO Funds

Supplement Dated September 29, 2014 to the Asset Allocation Funds, Credit Bond Funds and

Real Return Strategy Funds Prospectuses, each dated July 31, 2014, each as supplemented

(the “Prospectuses”)

Effective immediately, all references in the Prospectuses to the titles of the individuals listed below are deleted and replaced with the titles indicated below:

Daniel J. Ivascyn—Group Chief Investment Officer

Andrew Balls—CIO Global

Mark R. Kiesel—CIO Global Credit

Scott A. Mather—CIO U.S. Core Strategies

Mihir P. Worah—CIO Real Return and Asset Allocation

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP5_092914

PIMCO Funds

Supplement dated September 29, 2014 to the

Statement of Additional Information dated July 31, 2014,

as supplemented from time to time (the “SAI”)

Disclosure Related to the PIMCO EM Fundamental IndexPLUS® AR Strategy Fund,

PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund, PIMCO Foreign Bond Fund

(Unhedged), PIMCO Foreign Bond Fund (U.S. Dollar-Hedged), PIMCO Fundamental Advantage

Absolute Return Strategy Fund, PIMCO Fundamental IndexPLUS® AR Fund, PIMCO Global

Advantage® Strategy Bond Fund, PIMCO Global Bond Fund (Unhedged), PIMCO Global Bond

Fund (U.S. Dollar-Hedged), PIMCO International Fundamental IndexPLUS® AR Strategy Fund,

PIMCO International StocksPLUS® AR Strategy Fund (Unhedged), PIMCO Intl Low Volatility

RAFI®-PLUS AR Fund, PIMCO Low Duration Fund, PIMCO Low Duration Fund II,

PIMCO Low Duration Fund III, PIMCO Low Volatility RAFI®-PLUS AR Fund,

PIMCO Moderate Duration Fund, PIMCO Small Cap StocksPLUS® AR Strategy Fund,

PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund, PIMCO StocksPLUS®

Fund, PIMCO StocksPLUS® Absolute Return Fund, PIMCO StocksPLUS® AR Short Strategy

Fund, PIMCO Total Return Fund, PIMCO Total Return Fund II, PIMCO Total Return Fund III,

PIMCO Total Return Fund IV, PIMCO Unconstrained Bond Fund and PIMCO Worldwide

Fundamental Advantage AR Strategy Fund (the “Funds”)

Effective September 26, 2014, each of the PIMCO EM Fundamental IndexPLUS® AR Strategy Fund, PIMCO Fundamental Advantage Absolute Return Strategy Fund, PIMCO Fundamental IndexPLUS® AR Fund and PIMCO Worldwide Fundamental Advantage AR Strategy Fund is jointly managed by Robert D. Arnott, Saumil Parikh and Mohsen Fahmi. In addition, effective September 26, 2014, each of the PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund, PIMCO Intl Low Volatility RAFI®-PLUS AR Fund and PIMCO Low Volatility RAFI®-PLUS AR Fund is jointly managed by Robert D. Arnott and Sudi Mariappa. In addition, effective September 26, 2014, each of the PIMCO International Fundamental IndexPLUS® AR Strategy Fund and PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund is jointly managed by Robert D. Arnott and Saumil Parikh. In addition, effective September 26, 2014, each of the PIMCO International StocksPLUS® AR Strategy Fund (Unhedged), PIMCO Small Cap StocksPLUS® AR Strategy Fund, PIMCO StocksPLUS® Absolute Return Fund and PIMCO StocksPLUS® AR Short Strategy Fund is jointly managed by Saumil Parikh and Mohsen Fahmi. In addition, effective September 26, 2014, each of the PIMCO Foreign Bond Fund (Unhedged), PIMCO Foreign Bond Fund (U.S. Dollar-Hedged), PIMCO Global Bond Fund (Unhedged) and PIMCO Global Bond Fund (U.S. Dollar-Hedged) is jointly managed by Andrew Balls, Sachin Gupta and Lorenzo Pagani. In addition, effective September 26, 2014, the PIMCO Global Advantage® Strategy Bond Fund is jointly managed by Andrew Balls, Sachin Gupta and Lupin Rahman. In addition, effective September 26, 2014, each of the PIMCO Total Return Fund, PIMCO Total Return Fund II, PIMCO Total Return Fund III and PIMCO Total Return Fund IV is jointly managed by Scott A. Mather, Mark Kiesel and Mihir Worah. In addition, effective September 26, 2014, each of the PIMCO Low Duration Fund, PIMCO Low Duration Fund II and PIMCO Low Duration Fund III is jointly managed by Scott A. Mather and Jerome Schneider. In addition, effective September 26, 2014, the PIMCO Moderate Duration Fund is jointly managed by Scott A. Mather and Sudi Mariappa; the PIMCO StocksPLUS® Fund is managed by Sudi Mariappa; and the PIMCO Unconstrained Bond Fund is jointly managed by Saumil Parikh, Mohsen Fahmi and Daniel J. Ivascyn.

Therefore, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Other Accounts Managed” in the SAI. In addition,

effective immediately, the following information is added to the table and accompanying footnotes in the subsection titled “Portfolio Managers—Other Accounts Managed” in the SAI:

	Total Number of Accounts	Total Assets of All Accounts (in $ millions)	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee (in $ millions)
Fahmi[9]
Registered Investment Companies	0	0.00	0	0.00
Other Pooled Investment Vehicles	0	0.00	0	0.00
Other Accounts	2	462.17	0	0.00
Gupta[11]
Registered Investment Companies	0	0.00	0	0.00
Other Pooled Investment Vehicles	1	477.42	0	0.00
Other Accounts	0	0.00	0	0.00
Pagani[23]
Registered Investment Companies	0	0.00	0	0.00
Other Pooled Investment Vehicles	13	3,274.77	4	964.32
Other Accounts	25	5,475.89	8	2,108.89

[9]

Effective September 26, 2014, Mr. Fahmi co-manages the PIMCO EM Fundamental IndexPLUS® AR Strategy Fund, which has $5,276.8 million in total assets under management, the PIMCO Fundamental Advantage Absolute Return Strategy Fund, which has $3,379.5 million in total assets under management, the PIMCO Fundamental IndexPLUS® AR Fund, which has $3,536.2 million in total assets under management, the PIMCO International StocksPLUS® AR Strategy Fund (Unhedged), which has $1,380.1 million in total assets under management, the PIMCO Small Cap StocksPLUS® AR Strategy Fund, which has $1,447.8 million in total assets under management, the PIMCO StocksPLUS® Absolute Return Fund, which has $1,180.5 million in total assets under management, the PIMCO StocksPLUS® AR Short Strategy Fund, which has $5,279.6 million in total assets under management, the PIMCO Unconstrained Bond Fund, which has $24,344.1 million in total assets under management and the PIMCO Worldwide Fundamental Advantage AR Strategy Fund, which has $3,699.4 million in total assets under management. Total assets under management for each Fund is as of March 31, 2014.

[11]

Effective September 26, 2014, Mr. Gupta co-manages the PIMCO Foreign Bond Fund (Unhedged), which has $2,459.2 million in total assets under management, the PIMCO Foreign Bond Fund (U.S. Dollar-Hedged), which has $6,449.6 million in total assets under management, the PIMCO Global Advantage® Strategy Bond Fund, which has $3,136.8 million in total assets under management, the PIMCO Global Bond Fund (Unhedged), which has $872.7 million in total assets under management and the PIMCO Global Bond Fund (U.S. Dollar-Hedged), which has $478.8 million in total assets under management. Total assets under management for each Fund is as of March 31, 2014.

[23]

Effective September 26, 2014, Dr. Pagani co-manages the PIMCO Foreign Bond Fund (Unhedged), which has $2,459.2 million in total assets under management, the PIMCO Foreign Bond Fund (U.S. Dollar-Hedged), which has $6,449.6 million in total assets under management, the PIMCO Global Bond Fund (Unhedged), which has $872.7 million in total assets under management and the PIMCO Global Bond Fund (U.S. Dollar-Hedged), which has $478.8 million in total assets under management. Total assets under management for each Fund is as of March 31, 2014.

In addition, effective immediately, the following sentences are added to the end of the paragraph immediately preceding the above table:

Effective September 26, 2014, each of the PIMCO EM Fundamental IndexPLUS® AR Strategy Fund, PIMCO Fundamental Advantage Absolute Return Strategy Fund, PIMCO Fundamental IndexPLUS® AR Fund

and PIMCO Worldwide Fundamental Advantage AR Strategy Fund is jointly managed by Robert D. Arnott, Saumil Parikh and Mohsen Fahmi. Effective September 26, 2014, each of the PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund, PIMCO Intl Low Volatility RAFI®-PLUS AR Fund and PIMCO Low Volatility RAFI®-PLUS AR Fund is jointly managed by Robert D. Arnott and Sudi Mariappa. Effective September 26, 2014, each of the PIMCO International Fundamental IndexPLUS® AR Strategy Fund and PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund is jointly managed by Robert D. Arnott and Saumil Parikh. Effective September 26, 2014, each of the PIMCO International StocksPLUS® AR Strategy Fund (Unhedged), PIMCO Small Cap StocksPLUS® AR Strategy Fund, PIMCO StocksPLUS® Absolute Return Fund and PIMCO StocksPLUS® AR Short Strategy Fund is jointly managed by Saumil Parikh and Mohsen Fahmi. Effective September 26, 2014, each of the PIMCO Foreign Bond Fund (Unhedged), PIMCO Foreign Bond Fund (U.S. Dollar-Hedged), PIMCO Global Bond Fund (Unhedged) and PIMCO Global Bond Fund (U.S. Dollar-Hedged) is jointly managed by Andrew Balls, Sachin Gupta and Lorenzo Pagani. Effective September 26, 2014, the PIMCO Global Advantage® Strategy Bond Fund is jointly managed by Andrew Balls, Sachin Gupta and Lupin Rahman. Effective September 26, 2014, each of the PIMCO Total Return Fund, PIMCO Total Return Fund II, PIMCO Total Return Fund III and PIMCO Total Return Fund IV is jointly managed by Scott A. Mather, Mark Kiesel and Mihir Worah. Effective September 26, 2014, each of the PIMCO Low Duration Fund, PIMCO Low Duration Fund II and PIMCO Low Duration Fund III is jointly managed by Scott A. Mather and Jerome Schneider. Effective September 26, 2014, the PIMCO Moderate Duration Fund is jointly managed by Scott A. Mather and Sudi Mariappa; the PIMCO StocksPLUS® Fund is managed by Sudi Mariappa; and the PIMCO Unconstrained Bond Fund is jointly managed by Saumil Parikh, Mohsen Fahmi and Daniel J. Ivascyn. Information for Messrs. Fahmi and Gupta and Dr. Pagani is as of September 26, 2014.

Additionally, effective immediately, corresponding changes are made in the table in the subsection titled “Portfolio Managers—Securities Ownership” in the SAI. In addition, effective immediately, the following information is added to the table in the subsection titled “Portfolio Managers—Securities Ownership” in the SAI:

Portfolio Manager	Funds Managed by Portfolio Manager	Dollar Range of Shares Owned
Gupta	PIMCO Foreign Bond (Unhedged)	None
	PIMCO Foreign Bond (U.S. Dollar-Hedged)	None
	PIMCO Global Advantage® Strategy Bond	None
	PIMCO Global Bond (Unhedged)	None
	PIMCO Global Bond (U.S. Dollar-Hedged)	None

Pagani	PIMCO Foreign Bond (Unhedged)	None
	PIMCO Foreign Bond (U.S. Dollar-Hedged)	None
	PIMCO Global Bond (Unhedged)	None
	PIMCO Global Bond (U.S. Dollar-Hedged)	None

In addition, effective immediately, the following sentence is added to the end of the paragraph immediately preceding the above table:

Information pertaining to Mr. Fahmi will be provided by subsequent amendment or supplement.

Disclosure Related to All Series of PIMCO Funds

Additionally, effective immediately, references to William H. Gross in the table in the “Management of the Trust—Executive Officers” section of the SAI are deleted.

Investors Should Retain This Supplement For Future Reference

PIMCO_SUPP6_092914